Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Operating Activities
Net income	$ 280	$ 186	$ 359	$ 399
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Net realized capital losses (related party 2022: $663)	20	242	10	74
Amortization of deferred reinsurance gain (related party 2022: $27)	0	(26)	(33)	(53)
Amortization of VOBA	90	(43)	79	50
Depreciation and amortization	102	38	227	69
Deferred income tax expense	138	29	56	54
Interest credited on investment and universal life-type contracts	314	152	534	379
Other operating activities, net	(208)	(114)	(38)	(120)
Change in assets and liabilities:
Increase in reinsurance recoverables	(63)	(134)	(758)	(331)
Increase (decrease) for future policy benefits and unearned premiums	(40)	63	230	160
Net changes in other assets and other liabilities	(132)	51	93	185
Net proceeds from (payments for) reinsurance transactions	(877)	0	121	0
Net cash provided by (used for) operating activities	(376)	444	880	866
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,976	1,622	6,185	2,824
Equity securities, at fair value	47	3	26	7
Mortgage loans	294	158	258	373
Partnerships	102	71	64	77
Payments for the purchase of:
Fixed maturities, available-for-sale	(1,974)	(1,197)	(4,255)	(2,866)
Fixed maturities, fair value option	0	0	(352)	0
Equity securities, at fair value	(121)	(45)	(22)	(26)
Mortgage loans	(207)	(177)	(667)	(242)
Partnerships	(100)	(74)	(158)	(134)
Net proceeds from (payments for) repurchase agreements program	(11)	8	25	(16)
Net proceeds from (payments for) derivatives	(161)	(539)	(559)	143
Net proceeds from (payments for) policy loans	9	(32)	(11)	15
Net proceeds from (payments for) short-term investments	(314)	200	(255)	(234)
Other investing activities, net	0	0	0	(10)
Net cash provided by (used for) investing activities	540	(2)	279	(89)
Financing Activities
Deposits and other additions to investment and universal life-type contracts	872	1,001	2,033	1,971
Withdrawals and other deductions from investment and universal life-type contracts	(4,766)	(4,862)	(8,109)	(9,627)
Net transfers from separate accounts related to investment and universal life-type contracts	3,598	3,659	5,140	7,117
Net increase (decrease) in securities loaned or sold under agreements to repurchase	131	270	(99)	(7)
Dividend paid on shares outstanding	0	(265)	0	(319)
Return of capital to parent	0	(235)	0	0
Net cash used for financing activities	(165)	(432)	(1,035)	(865)
Net increase (decrease) in cash	(1)	10	124	(88)
Cash — beginning of period		40	49	128
Cash — end of period	49	50	173	40
Supplemental Disclosure of Cash Flow Information:
Income taxes received (paid)	$ (13)	$ 2	$ 142	$ 0